Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
HC Advisors Shares | The ESG Growth Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	The ESG Growth Portfolio
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its total return objective, which includes a combination of capital appreciation and income, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities. In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including but not limited to derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust.

Although it is expected that the Portfolio’s investment focus will normally be primarily on equity securities, in seeking to achieve the Portfolio’s investment objective, the Adviser may invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include U.S. treasuries, corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and. short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective of maximizing total return, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined in part with the use of third party data and ESG rating agencies. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to environmental, social and governance issues. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

Also integral to the overall structure of the Portfolio is the fact that the Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of HC Capital Solutions, the Portfolio’s primary investment adviser (the “Adviser”), access to two or more investment advisory organizations (“Specialist Managers”). Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order access these different styles and approaches in different proportions based on its evaluation of market conditions.
The Specialist Managers may also use a variety of investment styles or processes, including the use of passive and index-related strategies designed to capture specific investment characteristics defined by the Adviser as well as more active investment approaches. Taken together, these strategies will be designed to capture the broad characteristics of the MSCI World Index. The Adviser will vary the allocation of capital among the Specialist Managers as it deems appropriate in seeking to achieve the Portfolio’s investment objective.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk — the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk — the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
  Non-diversification Risk. A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.
  Multi-Manager Risk. The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.
Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Equity Risks. Investment in equity securities involves the following risks:
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
  Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.
  ESG Investing Risk. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to environmental, social and governance issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.
  Risk of Excluding Performing Companies. The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.
  Information Risk. The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the environmental, social and governance performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.
  Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:
  Call/Prepayment Risk — When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.
  Extension Risk - Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
  Interest Rate Risk — The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  High Yield Bond Risk - High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
  Asset Backed/Mortgage-Backed Securities Risk - The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.
  Foreign Investment Risk. — Investment in foreign securities involves the following risks:
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in these and similar instruments involve the following risks:
  Derivative Risk – The value of derivative instruments, such as option or futures contracts, may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Swaps Risk. — The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.
  Counterparty Risk - The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.
  Thinly traded Securities. The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Valuation Risk - When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-diversification Risk. A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
HC Advisors Shares | The ESG Growth Portfolio | HC Advisors Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charges		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	0.54%
1 Year		rr_ExpenseExampleYear01	$ 55
3 Years		rr_ExpenseExampleYear03	$ 173

[1]	Based on estimated amounts for the current fiscal year.